COMMITMENTS AND CONTINGENCIES - ATES Enterprises, LLC Lease Settlement (Details) - Suit against ATES Enterprises, LLC - USD ($)		12 Months Ended
	Nov. 02, 2023	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Loss contingency damages sought value	$ 750,000
Loss contingency damages awarded value	$ 400,000
Loss contingency damages paid value		$ 400,000